Borrowings and Debt Securities	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Borrowings and Debt Securities
23.	Borrowings and Debt Securities

(1)	Borrowings and debt securities as of December 31, 2024 and 2025 are as follows:

		2024	2025

		In millions of won
Current liabilities
Short-term borrowings	￦	9,122,792	9,979,420
Current portion of long-term borrowings		8,434,330	8,744,156
Current portion of debt securities		26,908,467	27,173,916
Less: Current portion of discount on long-term borrowings		(16,537)	(2,054)
Less: Current portion of discount on debt securities		(7,100)	(8,468)

		44,441,952	45,886,970

Non-current liabilities
Long-term borrowings		3,153,867	3,317,261
Debt securities		85,149,391	80,769,677
Less: Discount on long-term borrowings		(35,071)	(42,487)
Less: Discount on debt securities		(176,739)	(162,129)

		88,091,448	83,882,322

	￦	132,533,400	129,769,292

(2)	Repayment schedules of borrowings and debt securities as of December 31, 2024 and 2025 are as follows:

2024
Type		Borrowings	Debt Securities

		In millions of won
Less than 1 year	￦	17,557,122	26,908,467
1~ 5 years		1,488,840	63,087,182
More than 5 years		1,665,027	22,062,209

	￦	20,710,989	112,057,858

2025
Type		Borrowings	Debt Securities

		In millions of won
Less than 1 year	￦	18,723,576	27,173,916
1~ 5 years		1,268,982	59,991,872
More than 5 years		2,048,279	20,777,805

	￦	22,040,837	107,943,593

(3)	Short-term borrowings as of December 31, 2024 and 2025 are as follows:

2024
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency

	In millions of won and thousands of USD
Local short-term borrowings	Yuanta Securities Co., Ltd. and others	3.27~4.60	2025.01.07 ~2025.12.31	—	￦	4,953,348
Local short-term borrowings	Nonghyup Bank and others	3M CD+0.23~0.65 4.17	2025.01.02 ~2025.11.20	—		3,934,600
Foreign short-term borrowings	Hana Bank	SOFR(1M)+0.90	2025.08.12	USD 40,000		58,800
Local bank overdraft	Korea Development Bank	3.85	2025.04.28	—		100,000
Local bank overdraft	Woori Bank and others	Standard overdraft rate+1.37 4.20	2025.02.21 ~2025.03.28	—		76,044

					￦	9,122,792

2025
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency

	In millions of won and thousands of USD
Local short-term borrowings	Yuanta Securities Co., Ltd. and others	2.82 ~ 3.65	2026.01.02 ~ 2026.05.18	—	￦	7,018,433
Local short-term borrowings	Nonghyup Bank and others	3M CD + 0.62 ~ 0.80	2026.05.27 ~ 2026.07.11	—		2,600,000
Local short-term borrowings	Korea Development Bank	Short-term loan base interest rate + 1.03	2026.02.24	—		30,000
Local short-term borrowings	Export-Import Bank of Korea	2.97 ~ 3.30	2026.09.18 ~ 2026.12.29	—		30,000
Foreign short-term borrowings	Hana Bank and others	SOFR(1M) + 0.40 ~ 0.90	2026.08.11 ~ 2026.11.25	USD 49,165		70,547
Local bank overdraft	Nonghyup Bank	3.26	2026.01.08	—		183,300
Local bank overdraft	Hana Bank	1-year financial bond rate + 1.07	2026.10.31	—		47,140

					￦	9,979,420

(4)	Long-term borrowings as of December 31, 2024 and 2025 are as follows:

2024
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won
Local long-term borrowings
Korea Development Bank	Others	0.50	2025~2044	—	￦	1,424
	Facility	2.60~4.94	2025~2042	—		51,960
	Facility	CB rate +0.90	2029	—		9,486
Hana Bank and others	Commercial Paper	3M CD +0.31~1.20	2025~2029	—		7,550,000
	Facility	4.60	2028	—		4,904
	Facility	3yr KTB rate -1.25	2028	—		2,492
Export-Import Bank of Korea	Project loans	1.00	2026	—		4,419
	Facility	1.32	2025~2028	—		64,000
	Operating funds	3M bank debenture rate +0.66	2026	—		50,000
Korea Energy Agency	Development of power resources	3yr KTB rate -2.25 1.75	2025~2028	—		7,494
	Project loans	—	2033	—		1,197
Shinhan Bank and others	Facility	CB rate +0.90~1.10	2028~2029	—		13,995
	Operating funds	6M bank debenture rate +0.93~1.03	2025~2027	—		50,000
	Others	3.95	2034	—		67,733
	Others	Standard overdraft rate +1.00	2034	—		67,733
Kookmin Bank	Facility	3M CD +1.79 5.53~5.63	2030~2037	—		167,945
	Operating funds	1yr bank debenture rate +0.78	2025	—		20,000
Woori Bank	Facility	3M CD +1.90 5.12~5.61	2034~2042	—		100,071
IBK	Facility	4.00~5.80	2042~2044	—		30,690
Nonghyup Bank	Facility	5.53~5.63	2030~2041	—		36,351
Others	Facility	3.30~6.80	2028~2042	—		801,687
	Facility	CB rate +1.10 2.25~5.63	2028~2041	—		24,517
	PF Refinancing	CB rate +1.25	2030	—		5,726
	PF Refinancing	4.10	2030	—		15,905
	Securitized debts (*)	3M CD +1.80	2025	—		54,236
	Others	4.40~7.90	2025~2039	—		113,362
	Others	2.00~6.15	2031~2034	—		49,826

					￦	9,367,153

2024
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won and thousands of foreign currencies
Foreign long-term borrowings
Korea Energy Agency	Project loans	—	2026	USD 8,744	￦	12,853
Export-Import Bank of Korea and others	Direct Loan and others	6M Synthetic Libor+1.80~3.20	2036	USD 72,163		106,080
	Direct Loan and others	6M Synthetic Libor+2.25~3.70	2027	JOD 44,126		91,437
	Facility	SOFR+0.43 SOFR(1M)+1.83	2029~2031	USD 112,672		165,628
Korea Development Bank and others	EBL	SOFR(1M)+0.86	2025	USD 149,592		219,900
POSCO E&C and others	Shareholder’s loan	5.60~8.00	2025~2026	USD 10,145		14,914
	Shareholder’s loan	8.00	2031	JOD 4,853		10,056
Samsung Life Insurance and others	Syndicated Loan	3.10~8.00	2025~2032	JPY 3,937,987		36,878
Woori Bank and others	Syndicated Loan	JPY 6M Tibor+1.84	2025	JPY 2,178,069		20,397
Solar Construction Lending, LLC	Facility	5.00	2025	USD 28,303		41,605
Kiwoom Solar Power Professional Investor Private Placement Investment Trust V	Senior borrowing	3.90	2029	EUR 38,139		58,304
IFC and others	Facility	SOFR(3M)+1.60~1.99 SOFR(6M)+5.00 6.19~7.22	2026~2032	USD 772,852		1,136,092
Hanwha US Solar Private Fund 1 and others	Facility	6.00	2038	USD 60,743		89,292
DBS Bank and others	Facility	1M BBSY+1.40~2.25	2025	AUD 178,729		163,301
Nonghyup Bank and others	Facility	10.40	2039	USD 36,943		54,307

						2,221,044

						11,588,197
Less: discount on long-term borrowings						(51,608)
Less: current portion of long-term borrowings						(8,434,330)
Add: current portion of discount on long-term borrowings						16,537

					￦	3,118,796

(*)	The main reasons for early repayment of securitized debts as of December 31, 2024 are as follows:

Type	Details
Non-payment of proceeds	Where the consignor fails to pay the principal to the trustee
Guarantees for supplemental funding	Where the consignor fails to fulfill guarantees for supplemental funding
Additional trust obligation	Where the consignor fails to fulfill the additional trust obligation
Event of default	In case the event of default occurs under the ABL loan agreement

The Company is responsible for collateral obligations (fund supplementation) and liability guarantees for entrusted assets.

2025
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won
Local long-term borrowings
Korea Development Bank	Others	0.50	2025~2044	—	￦	1,097
	Facility	4.60~4.94	2028~2042	—		46,340
	Facility	CB rate+0.90	2029	—		7,457
Hana Bank and others	Commercial Paper	3M CD + 0.31~1.20	2025~2030	—		8,350,000
	Facility	4.60	2028	—		3,578
	Facility	3yr KTB rate-1.25	2025~2028	—		1,827
Export-Import Bank of Korea	Project loans	1.00	2026	—		1,473
	Facility	1.32	2026~2028	—		48,000
	Operating funds	3M bank debenture rate+0.66	2026	—		50,000
Korea Energy Agency	Development of power resources	3yr KTB rate-2.25 1.75	2028	—		6,438
	Project loans	—	2033	—		1,197
Shinhan Bank and others	Facility	CB rate+0.90~1.10	2028~2029	—		10,586
	Others	3.95	2034	—		61,820
	Others	Standard overdraft rate+1.00	2034	—		61,820
Kookmin Bank	Facility	4.36~5.93	2030~2037	—		161,114
Woori Bank	Facility	3M CD+1.90 4.66~5.20	2034~2042	—		92,963
IBK	Facility	4.00~5.80	2042~2044	—		30,690
Nonghyup Bank	Facility	5.60~5.70	2030~2041	—		39,093
Others	Facility	3.30~6.80	2028~2042	—		768,821
	Facility	CB rate+1.10 1.75~5.70	2028~2041	—		20,549
	Others	4.40~7.90	2038~2039	—		79,296
	Others	2.00~5.41	2031~2034	—		49,819

					￦	9,893,978

2025
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won and thousands of foreign currencies
Foreign long-term borrowings
Korea Energy Agency	Project loans	—	2026	USD 8,744	￦	12,546
Export-Import Bank of Korea and others	Direct Loan and others	6.72~8.12	2036	USD 65,616		94,152
	Direct Loan and others	6M Synthetic Libor +2.25~3.70	2027	USD 32,621		46,808
	Facility	SOFR+0.43~1.83	2029~2031	USD 125,556		180,160
	Facility	SOFR+0.78	2029	SAR 517,167		197,847
POSCO E&C and others	Shareholder’s loan	8.00	2026	USD 4,086		5,863
	Shareholder’s loan	8.00	2031	USD 6,845		9,822
NH-Amundi	Syndicated Loan	8.00	2032	JPY 491,448		4,510
SMTB	Syndicated Loan	((0.55%+TIBOR 6M)×40%) +(1.8225%×60%)	2036	JPY 5,792,647		53,155
Kiwoom Solar Power Professional Investor Private Placement Investment Trust V	Senior borrowing	3.90	2029	EUR 36,060		60,786
MUFGBank	Facility	SOFR(3M)+1.60~1.99 SOFR(6M)+5.00 5.67~6.18	2026~2032	USD 801,862		1,150,592
Hanwha US Solar Private Fund 1 and others	Facility	6.00	2038	USD 60,818		87,267
Shinhan Bank	Facility	1M BBSY+1.40~2.25	2026	AUD 223,008		214,315
Nonghyup Bank and others	Facility	10.40	2039	USD 34,577		49,616

						2,167,439

						12,061,417
Less: discount on long-term borrowings						(44,541)
Less: current portion of long-term borrowings						(8,744,156)
Add: current portion of discount on long-term borrowings						2,054

					￦	3,274,774

(5)	Local debt securities as of December 31, 2024 and 2025 are as follows:

	Issue date	Maturity	Interest rate (%)		2024	2025

	In millions of won
Electricity Bonds	2012.03.27 ~ 2025.11.06	2026.01.03 ~ 2052.04.21	1.48~5.69	￦	63,960,000	59,850,000
Corporate Bonds (*)	2009.10.16 ~ 2025.12.01	2026.01.16 ~ 2054.06.28	1.29~10.00		28,727,353	29,957,353
Corporate Bonds	2021.05.26 ~ 2023.12.28	2041.05.25 ~ 2043.09.15	1.75~3.78		41,578	41,578

					92,728,931	89,848,931
Less: Discount on local debt securities					(51,149)	(52,559)
Less: Current portion of local debt securities					(22,621,584)	(21,801,584)
Add: Current portion of discount on local debt securities					2,124	2,163

				￦	70,058,322	67,996,951

(*)
Among the corporate bonds, each holder of Hee Mang Sunlight Power Co., Ltd.’s private equity bonds, amounting to ￦1,584 million, may exercise the early redemption rights on the 5th year (March 31, 2021) from the date of issuance of the bonds and every year on March 31 thereafter, until the year before the redemption date.

(6)	Foreign debt securities as of December 31, 2024 and 2025 are as follows:

	2024
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency

	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~1996.12.06	2026.12.01~2096.04.01	6.00~7.95	USD 278,701	￦	409,690
FY-97	1997.01.31~1997.08.04	2027.02.01~2027.08.01	6.75~7.00	USD 314,717		462,634
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		421,772
FY-14	2014.07.30	2029.07.30	3.57	USD 100,000		147,000
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		441,000
FY-17	2017.07.25	2027.07.25	3.13	USD 300,000		441,000
FY-17	2017.10.30	2037.10.30	1.70	EUR 40,000		61,149
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		59,954
FY-18	2018.03.13	2028.03.13	3.35	HKD 1,650,000		312,345
FY-19	2019.07.19	2027.07.19	0.05	CHF 100,000		162,638
FY-19	2019.12.19	2037.12.31	3.30~5.70	USD 326,929		480,586
FY-20	2020.02.03	2025.02.03	2.13	USD 300,000		441,000
FY-20	2020.05.06	2025.05.06	1.75	USD 500,000		735,000
FY-20	2020.06.15	2025.06.15	1.13	USD 500,000		735,000
FY-20	2020.08.03	2026.02.03	1.00	USD 300,000		441,000
FY-21	2021.01.27	2026.01.27	0.75	USD 450,000		661,500
FY-21	2021.04.27	2026.04.27	1.25	USD 500,000		735,000
FY-21	2021.08.09	2026.08.09	1.25	USD 300,000		441,000
FY-21	2021.09.24	2026.09.24	1.13	USD 300,000		441,000
FY-22	2022.04.21	2027.04.21	3.63	USD 300,000		441,000
FY-22	2022.05.06	2025.05.06	3.60	USD 500,000		735,000
FY-22	2022.06.14	2025.06.14~2027.06.14	3.63~4.00	USD 800,000		1,176,000
FY-22	2022.06.28	2025.06.28	4.13	USD 300,000		441,000
FY-22	2022.07.27	2027.07.27	4.25	USD 700,000		1,029,000
FY-22	2022.10.06	2026.04.06~2028.04.06	5.38~5.50	USD 800,000		1,176,000
FY-22	2022.10.06~2022.11.01	2032.10.06	5.16	HKD 2,350,000		444,855
FY-23	2023.06.07	2030.06.07	4.51	HKD 1,037,000		196,304
FY-23	2023.07.12	2028.07.12	4.88	USD 350,000		514,500
FY-23	2023.07.18	2028.07.18	5.00	USD 500,000		735,000
FY-23	2023.07.31	2026.07.31	5.38	USD 1,000,000		1,470,000
FY-23	2023.09.21	2026.09.21	5.38	USD 300,000		441,000
FY-24	2024.01.31	2027.01.31	4.88	USD 1,200,000		1,764,000
FY-24	2024.07.29	2029.07.29	4.63	USD 500,000		735,000

						19,328,927
Less: discount on foreign debt securities						(132,690)
Less: current portion of foreign debt securities						(4,286,883)
Add: current portion of discount on foreign debt securities						4,976

					￦	14,914,330

	2025
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency

	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~1996.12.06	2026.12.01~2096.04.01	6.00~7.95	USD 278,701	￦	399,908
FY-97	1997.01.31~1997.08.04	2027.02.01~2027.08.01	6.75~7.00	USD 314,717		451,587
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		411,702
FY-14	2014.07.30	2029.07.30	3.57	USD 100,000		143,490
FY-17	2017.07.25	2027.07.25	3.13	USD 300,000		430,470
FY-17	2017.10.30	2037.10.30	1.70	EUR 40,000		67,429
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		70,187
FY-18	2018.03.13	2028.03.13	3.35	HKD 1,650,000		304,277
FY-19	2019.07.19	2027.07.19	0.05	CHF 100,000		181,197
FY-19	2019.12.19	2037.12.31	3.30~5.70	USD 310,682		445,798
FY-20	2020.08.03	2026.02.03	0.61	USD 300,000		430,470
FY-21	2021.01.27	2026.01.27	0.75	USD 450,000		645,705
FY-21	2021.04.27	2026.04.27	1.25	USD 500,000		717,450
FY-21	2021.08.09	2026.08.09	1.25	USD 300,000		430,470
FY-21	2021.09.24	2026.09.24	1.13	USD 300,000		430,470
FY-22	2022.04.21	2027.04.21	3.63	USD 300,000		430,470
FY-22	2022.06.14	2027.06.14	4.00	USD 300,000		430,470
FY-22	2022.07.27	2027.07.27	4.25	USD 700,000		1,004,430
FY-22	2022.10.06	2026.04.06~2028.04.06	5.38~5.50	USD 800,000		1,147,920
FY-22	2022.10.06~2022.11.01	2032.10.06	5.16	HKD 2,350,000		433,364
FY-23	2023.06.07	2030.06.07	4.51	HKD 1,037,000		191,233
FY-23	2023.07.12	2028.07.12	4.88	USD 350,000		502,215
FY-23	2023.07.18	2028.07.18	5.00	USD 500,000		717,450
FY-23	2023.07.31	2026.07.31	5.38	USD 1,000,000		1,434,900
FY-23	2023.09.21	2026.09.21	5.38	USD 300,000		430,470
FY-24	2024.01.31	2027.01.31	4.88	USD 1,200,000		1,721,880
FY-24	2024.07.29	2029.07.29	4.63	USD 500,000		717,450
FY-25	2025.02.13	2028.02.13	4.75	USD 400,000		573,960
FY-25	2025.03.05	2028.03.05	4.10	HKD 1,166,000		215,022
FY-25	2025.07.30	2030.07.30	SOFR+0.79	USD 500,000		717,450
FY-25	2025.11.04	2031.05.04	4.00	USD 300,000		430,470
FY-25	2025.11.12	2028.11.12	Compounded Daily SOFR+0.62	USD 600,000		860,939
FY-25	2025.11.12	2030.11.12	4.13	USD 400,000		573,959

						18,094,662
Less: discount on foreign debt securities						(118,038)
Less: current portion of foreign debt securities						(5,372,332)
Add: current portion of discount on foreign debt securities						6,305

					￦	12,610,597

(7)	Changes in borrowings and debt securities for the years ended December 31, 2024 and 2025 are as follows:

		2024			2025
		Borrowings	Debt Securities	Total	Borrowings	Debt Securities	Total
		In millions of won
Beginning balance	￦	19,839,652	113,792,178	133,631,830	20,659,381	111,874,019	132,533,400
Cash flow		604,841	(4,211,164)	(3,606,323)	1,506,642	(3,447,638)	(1,940,996)
Effect of exchange rate fluctuations		250,661	2,294,022	2,544,683	(176,794)	(666,627)	(843,421)
Others		(35,773)	(1,017)	(36,790)	7,067	13,242	20,309

	￦	20,659,381	111,874,019	132,533,400	21,996,296	107,772,996	129,769,292